Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments
Financial instruments
28.	Financial instruments

As part of its operations, the Company carries a number of financial instruments. It is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments except as otherwise disclosed. The Company's overall risk management program focuses on the unpredictability of the financial market and seeks to minimize potential adverse effects on the Company's financial performance. The Company does not use derivative financial instruments to hedge these risks.

Foreign currency risk

The Company enters into transactions denominated in US dollars for which the related revenues, expenses, accounts receivable and accounts payable and accrued liabilities balances are subject to exchange rate fluctuations.

As at December 31, the Company's exposure to foreign exchange risk for amounts denominated in US dollars is as follows:

	2021	2020
	$	$
Cash	1,714,670	1,366,627
Accounts receivable	14,465,011	621,817
Accounts payable and accrued liabilities	(1,023,999)	(252,463)
Total	15,155,682	1,735,981

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

Sensitivity analysis

At December 31, 2021, if the US Dollar changes by 10% against the Canadian dollar with all other variables held constant, the impact on pre-tax gain or loss and equity for the year ended December 31, 2021 would have been $1,516,000 (December 31, 2020 - $174,000).

Credit risk and credit concentration

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The maximum credit risk to which the Company is exposed as at December 31, 2021 represents the carrying amount of cash and cash equivalents, accounts receivable (except sales tax receivable), deposits and royalties receivable. Cash and cash equivalents, which only comprise guaranteed investment certificates redeemable on relatively short notice by the Company, are held with major reputable financial institutions. The Company manages its credit risk by performing credit assessments of its customers. The Company does not generally require collateral or other security from customers on accounts receivable. The Company believes that there is no unusual exposure associated with the collection of these receivables. During the year ended December 31, 2021, four customers accounted for 79% (December 31, 2020 – two customers for 79%) of revenues from operations.

28.	Financial instruments (continued)

		2021		2020
		% of total		% of total
	Revenues	revenues	Revenues	revenues
	$	%	$	%
Customer 1	7,308,191	24	9,523,353	53
Customer 2	7,019,953	23	4,444,022	26
Customer 3	6,417,373	21	—	—
Customer 4	3,551,900	11	—	—
Total	24,297,417	79	13,967,375	79

One customer accounted for 73% (December 31, 2020 – two customers for 69%) of trade accounts receivable with amounts owing to the Company of $12,063,636 (2020 - $1,211,177), representing the Company's major credit risk exposure. Credit concentration is determined based on customers representing 10% or more of total revenues and/or total accounts receivable.

The royalties receivables are due from a company in which the Company has a strategic investments. The Company does not have collateral or other security associated with the collection of this receivable.

Fair value of financial instruments

The fair value represents the amount that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. The fair value estimates are calculated at a specific date taking into consideration assumptions regarding the amounts, the timing of estimated future cash flows and discount rates. Accordingly, due to its approximate and subjective nature, the fair value must not be interpreted as being realizable in an immediate settlement of the financial instruments.

There are three levels of fair value that reflect the significance of inputs used in determining fair values of financial instruments:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 — inputs for the asset or liability that are not based on observable market data.

The fair values of cash and cash equivalents, trade accounts receivable, deposits, accounts payable and accrued liabilities approximate their carrying amounts due to their short-term maturities.

Investments in BGF and HPQ shares are valued at quoted market prices and are classified as Level 1.

Royalties receivable are discounted according to their corresponding agreements and are classified as Level 2.

Investments in HPQ warrants are valued using the Black-Scholes pricing model and are classified as Level 3.

The fair value of the term loans and the balance due on business combination as at December 31, 2021 is determined using the discounted future cash flows method and management's estimates for market interest rates for similar issuances. Given their recent issuance, their fair market values correspond to their carrying amount.

28.	Financial instruments (continued)

Interest rate risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in interest rates. Changes in market interest rates may have an effect on the cash flows associated with some financial assets and liabilities, known as cash flow risk, and on the fair value of other financial assets or liabilities, known as price risk, and on the fair value of investments or liabilities, known as price risks. The Company is exposed to a risk of fair value on cash equivalents, and term loans as those financial instruments bear interest at fixed rates.

Price risk

Price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market price (other than those arising from foreign currency risk and interest risk), whether those changes are caused by factors specific to the individual financial instrument or its issuers or factors affecting all similar financial instruments traded in the market. The most significant exposure to the price risk for the Company arises from its investments in shares and warrants of public companies quoted on the TSXV Exchange. If equity prices had increased or decreased by 25% as at December 31, 2021, with all other variables held constant, the Company’s investments would have increased or decreased respectively, by approximately $4,042,000 (December 31, 2020 25% - $11,874,375).

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivery of cash or another financial asset. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities.

The following table summarizes the contractual amounts payable and maturities of financial liabilities and other liabilities as at December 31, 2021:

		Total
	Carrying	contractual	Less than
	value	amount	one year	2-3 years	4-5 years	Over 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	10,069,177	10,069,177	10,069,177	—	—	—
Term loans	190,905	263,232	85,731	67,561	62,823	47,117
Balance due on business combination	3,952,203	4,355,600	2,395,580	1,960,020	—	—
Lease liabilities	5,323,965	6,614,192	3,220,750	710,493	561,628	2,121,321
	19,536,250	21,302,201	15,771,238	2,738,074	624,451	2,168,438

A standby letter of credit issued by the Company's subsidiary, in the amount of USD $66,300 ($84,055) was outstanding at December 31, 2021. In addition, the subsidiary has a maximum available line of credit of $500,000, expiring in January 2023.  At December 31, 2021, $436,000 was drawn against this facility.